Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of warrants activity
	For the year ended December 31,
	2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	704,355	$13.18	1,407,683	$12.33
Issued	-	$-	179,501	$25.00
Forfeited and expired	(502,104)	$9.09	(27,016)	$180.00
Exercised	-	$-	(855,813)	$9.00
Outstanding and exercisable at year-end	202,251	$23.31	704,355	$13.18

Schedule of exercise prices and remaining contractual life (in years)
Exercise Price	Number of warrants Outstanding	Remaining Contractual Life (in years)
$10	22,750	2.15
$25	179,501	3.11
	202,251